Term Loan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Future Payments of Principal and Interest

The following table presents future payments of principal and interest as of September 30, 2020 (in thousands):

SEPTEMBER 30, 2020
2020 (remaining three months)	$106
2021	3,743
2022	3,007

6,856

Less: amount representing interest	$(496)
Less: amount representing final payment	(360)

Term loan, principal amount	6,000

Less: unamortized issuance costs and debt discounts	(240)
Less: current portion	(2,571)

Non-current portion of term loan	$3,189

Predecessor Company
Schedule of Future Payments of Principal and Interest

For future payments of principal and interest as of December 31, 2019 is as follows.

YEAR ENDING DECEMBER 31:
2020	$401
2021	3,743
2022	3,007

7,151

Less: amount representing interest	$(791)

Less: amount representing final payment	(360)

Long-term debt, gross	6,000

Less: unamortized issuance costs and debt discounts	(579)

Less: current portion	—

Long-term portion of term loan	$5,421